LEASE - Right-of-use lease asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Right-of-use leased asset
Book value at the beginning of the period	$ 1,327,660
Depreciation of the period	501,232	$ 287,484
End of the period	1,488,608		$ 1,327,660
Gross carrying amount
Right-of-use leased asset
Book value at the beginning of the period	3,688,150	2,369,326	2,369,326
Additions of the period	612,579		913,321
Exchange differences	(156,673)		405,503
End of the period	4,144,056		3,688,150
Accumulated depreciation/amortization
Right-of-use leased asset
Book value at the beginning of the period	(2,360,490)	$ (1,254,729)	(1,254,729)
Exchange differences	(206,274)		278,441
Depreciation of the period	501,232		827,320
End of the period	$ (2,655,448)		$ (2,360,490)